UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes/Performance (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

California AMT Tax-Free
Money Market Fund -

Fidelity California AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets,as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity California AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class and Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
California AMT Tax-Free Money Market	.07%
Actual		$ 1,000.00	$ 1,000.10	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36
Institutional Class	.06%
Actual		$ 1,000.00	$ 1,000.10	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.83	$ .31
Service Class	.07%
Actual		$ 1,000.00	$ 1,000.10	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/15	% of fund's investments 2/28/15	% of fund's investments 8/31/14
1 - 7	8.6	76.3	76.8
8 - 30	75.6	1.6	4.5
31 - 60	6.0	2.2	1.7
61 - 90	0.5	2.1	2.5
91 - 180	0.8	14.8	2.9
> 180	8.5	3.0	11.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/15	2/28/15	8/31/14
Fidelity California AMT Tax-Free Money Market Fund	34 Days	33 Days	46 Days
California Tax-Free Money Market Funds Average*	33 Days	29 Days	38 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/15	2/28/15	8/31/14
Fidelity California AMT Tax-Free Money Market Fund	34 Days	33 Days	46 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Variable Rate Demand Notes (VRDNs) 75.5%	Variable Rate Demand Notes (VRDNs) 64.8%
Other Municipal Debt 21.5%	Other Municipal Debt 29.4%
Investment Companies 0.0%	Investment Companies 5.5%
Net Other Assets (Liabilities) 3.0%	Net Other Assets (Liabilities) 0.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Current and Historical Seven-Day Yields

	08/31/15	05/31/15	02/28/15	11/30/14	08/31/14

California AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/ or waivers the yield for the period ending August 31, 2015, the most recent period shown in the table, would have been -0.24% for California AMT Tax-Free Money Market Class, -0.19% for the Institutional Class and -0.43% for the Service Class.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 75.5%
	Principal Amount (000s)	Value (000s)
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 9/8/15, VRDN (b)	$ 1,150	$ 1,150
Arkansas - 0.5%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.07% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	3,610	3,610
California - 73.2%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2011 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (b)	10,800	10,800
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.01% 9/8/15, LOC Bank of America NA, VRDN (b)	5,670	5,670
Series 2009 C, 0.01% 9/8/15, LOC Citibank NA, VRDN (b)	3,200	3,200
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series II R 11901, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (b)(c)	1,000	1,000
Series Putters 3293, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,000	5,000
Series Putters 3434, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	8,300	8,300
Series 2007 A2, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	7,800	7,800
Series 2007 C2, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	2,500	2,500
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	5,000	5,000
Series Putters 3019, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,885	4,885
Series ROC II R 11970-1, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (b)(c)	4,200	4,200
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.):
Series 2000, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (b)	1,700	1,700
Series 2005 B, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (b)	16,850	16,850
0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series BA 08 1207, 0.07% 9/8/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	$ 1,000	$ 1,000
Series EGL 14 0005, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (b)(c)	11,050	11,050
Series ROC II R 11974, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (b)(c)	1,500	1,500
California Gen. Oblig.:
Series 2003 B1, 0.01% 9/8/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	2,200	2,200
Series 2003 B2, 0.01% 9/8/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	7,000	7,000
Series 2003 B4, 0.01% 9/8/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	1,800	1,800
Series 2003 C3, 0.02% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,600	4,600
Series 2004 A2, 0.01% 9/1/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,000	2,000
Series 2004 A7, 0.01% 9/8/15, LOC Citibank NA, VRDN (b)	3,100	3,100
Series 2004 B3, 0.01% 9/1/15, LOC Citibank NA, VRDN (b)	2,180	2,180
Series 2004 B4, 0.01% 9/8/15, LOC Citibank NA, VRDN (b)	3,100	3,100
Series 2005 A2-1, 0.01% 9/8/15, LOC Barclays Bank PLC, VRDN (b)	1,700	1,700
Series 2005 B1, 0.01% 9/8/15, LOC Bank of America NA, VRDN (b)	2,000	2,000
Series 2005 B2, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	4,100	4,100
Series 2005 B3, 0.01% 9/8/15, LOC Barclays Bank PLC, VRDN (b)	4,400	4,400
Series 2005 B5, 0.01% 9/8/15, LOC Barclays Bank PLC, VRDN (b)	5,200	5,200
Series A1-2, 0.01% 9/8/15, LOC Royal Bank of Canada, VRDN (b)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.01% 9/8/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)	$ 2,100	$ 2,100
Series 2005 H, 0.01% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	11,800	11,800
Series 2009 H, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (b)	1,600	1,600
(Scripps Health Proj.):
Series 2008 D, 0.01% 9/8/15, LOC Bank of America NA, VRDN (b)	4,130	4,130
Series 2008 F, 0.01% 9/8/15, LOC Northern Trust Co., VRDN (b)	1,500	1,500
(St. Joseph Health Sys. Proj.):
Series 2011 A, 0.01% 9/8/15, LOC MUFG Union Bank NA, VRDN (b)	2,000	2,000
Series 2011 C, 0.01% 9/1/15, LOC Northern Trust Co., VRDN (b)	1,700	1,700
Series 2011 D, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (b)	3,900	3,900
Participating VRDN:
Series 15 XF0131, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,000	4,000
Series DB 3294, 0.17% 9/8/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	2,000	2,000
Series MS 3239, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	2,200	2,200
Series MS 3267, 0.02% 9/8/15 (Liquidity Facility Cr. Suisse AG) (b)(c)	6,000	6,000
Series MS 3389, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	4,000	4,000
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.) Series 2002 D, 0.02% 9/8/15, LOC Citibank NA, VRDN (b)	3,575	3,575
Series 2001 F, 0.02% 9/8/15, LOC Citibank NA, VRDN (b)	965	965
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (b)	6,100	6,100
Series 1996 F, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.02% 9/8/15, LOC Bank of America NA, VRDN (b)	$ 23,500	$ 23,500
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.02% 9/8/15 (Liquidity Facility Royal Bank of Canada), VRDN (b)	34,600	34,600
California Statewide Cmntys. Dev. Auth. Rev.:
(John Muir Med. Ctr. Proj.) Series 2008 C, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (b)	11,250	11,250
(SWEEP Ln. Prog.) Series 2007 A, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,400	5,400
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (b)(c)	6,090	6,090
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	18,995	18,995
Irvine Ranch Wtr. District Rev. Series 2009 A, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	10,000	10,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2005 21A, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,900	1,900
Irvine Unified School District Cmnty. Facilities District:
Series 2012 B, 0.01% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,975	1,975
Series 2014 B, 0.01% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	5,500	5,500
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (b)	1,245	1,245
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (b)	1,400	1,400
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.17% 9/8/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	900	900
Series MS 3237, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	7,790	7,790
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.03% 9/8/15, LOC Freddie Mac, VRDN (b)	4,600	4,600
(Promenade Towers Proj.) Series 2000, 0.01% 9/8/15, LOC Freddie Mac, VRDN (b)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.05% 9/8/15 (Liquidity Facility Barclays Bank PLC) (b)(c)	$ 3,105	$ 3,105
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series 15 ZF0160, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,250	1,250
Series MS 3345, 0.02% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,175	3,175
Series Putters 3837Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,875	6,875
Series Putters 4361, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,670	3,670
Series 2001 B1, 0.01% 9/8/15 (Liquidity Facility Royal Bank of Canada), VRDN (b)	2,600	2,600
Series 2001 B2, 0.01% 9/8/15 (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,100	7,100
Series 2001 B3, 0.01% 9/1/15 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,700	5,700
Series 2002 A5, 0.01% 9/8/15 (Liquidity Facility Citibank NA), VRDN (b)	4,700	4,700
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MS 3397, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	1,200	1,200
Series Putters 3309, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,660	6,660
Series ROC II R 0006, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (b)(c)	3,100	3,100
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (b)(c)	13,075	13,075
Series Putters 3289, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,210	2,210
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.02% 9/8/15, LOC Bank of America NA, VRDN (b)	22,810	22,810
Mountain View Multi-family Hsg. Rev. 0.01% 9/8/15, LOC Fannie Mae, VRDN (b)	800	800
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.01% 9/8/15, LOC Bank of Montreal Chicago CD Prog., VRDN (b)	2,200	2,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.03% 9/8/15, LOC Fannie Mae, VRDN (b)	$ 9,860	$ 9,860
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.01% 9/8/15, LOC Citibank NA, VRDN (b)	3,400	3,400
Rancho Wtr. District Fing. Auth. Rev.:
Participating VRDN Series BA 08 3024X, 0.07% 9/8/15 (Liquidity Facility Bank of America NA) (b)(c)	2,160	2,160
Series 2008 B, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,100	2,100
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (b)	17,915	17,915
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.02% 9/8/15, LOC Bank of America NA, VRDN (b)	1,000	1,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.01% 9/8/15, LOC Bank of America NA, VRDN (b)	13,400	13,400
Riverside Elec. Rev. Series 2008 A, 0.01% 9/8/15, LOC Barclays Bank PLC, VRDN (b)	1,800	1,800
Sacramento Muni. Util. District Elec. Rev. Series 2012 M, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,300	1,300
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.02% 9/8/15, LOC Bank of America NA, VRDN (b)	4,795	4,795
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736 Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,470	1,470
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,660	4,660
Series ROC II R 12318, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (b)(c)	5,265	5,265
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.):
Series 2008 1, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,145	1,145
Series 2008 2, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,205	3,205
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.03% 9/8/15, LOC Freddie Mac, VRDN (b)	11,900	11,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 9/8/15, LOC Freddie Mac, VRDN (b)	$ 4,700	$ 4,700
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series 2009-1, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,375	16,375
(Palo Verde Proj.) Series 2008 B, 0.03% 9/8/15, LOC Barclays Bank PLC, VRDN (b)	10,120	10,120
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,000	1,000
Series 15 ZF0178, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,000	1,000
Series 2015 ZF0186, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,500	2,500
Series Putters 3368, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,275	2,275
Series Putters 4401, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,000	3,000
		550,125
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.1% 9/8/15, VRDN (b)	200	200
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.23% 9/8/15, VRDN (b)	2,400	2,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.25% 9/1/15, VRDN (b)	300	300
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 9/8/15, VRDN (b)	500	500
		3,200
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.21% 9/8/15, VRDN (b)	2,000	2,000
Series 2010 B1, 0.22% 9/8/15, VRDN (b)	1,700	1,700
		3,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.14% 9/8/15, VRDN (b)	$ 300	$ 300
New York - 0.1%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.05% 9/8/15, LOC RBS Citizens NA, VRDN (b)	965	965
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.3% 9/1/15, VRDN (b)	900	900
Series 2009 C, 0.3% 9/1/15, VRDN (b)	700	700
Series 2010 B, 0.3% 9/1/15, VRDN (b)	1,000	1,000
Series 2010 C, 0.3% 9/1/15, VRDN (b)	1,100	1,100
		3,700
TOTAL VARIABLE RATE DEMAND NOTE (Cost $566,950)		566,950
Other Municipal Debt - 21.5%

California - 20.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/16	3,085	3,182
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.2% tender 2/11/16, CP mode	5,100	5,100
California Gen. Oblig.:
Bonds:
Series 2008, 5% 3/1/16	750	768
5% 9/1/15	4,560	4,560
5% 10/1/15	500	502
5% 3/1/16	1,200	1,229
5% 4/1/16	1,000	1,028
Series 2011 A2:
0.04% 10/5/15, LOC Royal Bank of Canada, CP	2,700	2,700
0.08% 9/30/15, LOC Royal Bank of Canada, CP	1,800	1,800
Series 2011 A5, 0.05% 10/19/15, LOC U.S. Bank NA, Cincinnati, CP	1,200	1,200
Series A1:
0.04% 10/5/15, LOC Wells Fargo Bank NA, CP	1,600	1,600
0.08% 11/18/15, LOC Wells Fargo Bank NA, CP	3,000	3,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series A3:
0.02% 9/15/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	$ 2,500	$ 2,500
0.03% 9/3/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	4,700	4,700
Series A7, 0.08% 9/21/15, LOC Mizuho Corporate Bank Ltd., CP	1,800	1,800
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.17%, tender 3/28/16 (b)	4,600	4,600
California State Univ. Rev. Series A:
0.09% 10/5/15, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	3,088	3,088
0.09% 10/5/15, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	5,400	5,400
Contra Costa Wtr. District Wtr. Rev. Bonds Series 2010 A, 3% 10/1/15	11,900	11,928
Los Angeles County Gen. Oblig.:
Series 2010 B:
0.05% 10/7/15, LOC U.S. Bank NA, Cincinnati, CP	2,000	2,000
0.06% 10/5/15, LOC U.S. Bank NA, Cincinnati, CP	1,500	1,500
0.07% 10/7/15, LOC U.S. Bank NA, Cincinnati, CP	3,100	3,100
Series 2010 C, 0.12% 9/8/15, LOC Wells Fargo Bank NA, CP	3,100	3,100
TRAN 5% 6/30/16	7,300	7,584
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Bonds Series 2015, 4% 12/1/15 (d)	900	909
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.09% 9/23/15 (Liquidity Facility Wells Fargo Bank NA), CP	7,700	7,700
Los Angeles Gen. Oblig.:
Bonds Series 2012 A, 5% 9/1/15	1,800	1,800
TRAN 2% 6/30/16	25,000	25,344
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 A1, 0.04% 10/5/15, LOC Wells Fargo Bank NA, CP	2,000	2,000
Series 2013 A4:
0.04% 10/1/15, LOC U.S. Bank NA, Cincinnati, CP	900	900
0.07% 10/7/15, LOC U.S. Bank NA, Cincinnati, CP	2,300	2,300
Oakland Gen. Oblig. TRAN 2% 6/30/16	4,800	4,867
Riverside County Gen. Oblig. TRAN 2% 6/30/16	5,100	5,172
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.:
Series K1, 0.08% 10/1/15, LOC State Street Bank & Trust Co., Boston, CP	$ 1,500	$ 1,500
Series L1:
0.09% 10/1/15, LOC Barclays Bank PLC, CP	2,000	2,000
0.09% 10/5/15, LOC Barclays Bank PLC, CP	800	800
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.06% 9/16/15, LOC MUFG Union Bank NA, CP	3,100	3,100
San Diego Unified School District TRAN Series 2015 A, 2% 6/30/16	4,400	4,463
San Francisco City & County Gen. Oblig. Series 3, 0.03% 9/22/15, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 0.04% 9/24/15, LOC Wells Fargo Bank NA, CP	1,200	1,200
San Jose Fin. Auth. Rev.:
Series 1, 0.03% 9/24/15, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Series 2, 0.03% 9/24/15, LOC U.S. Bank NA, Cincinnati, CP	1,500	1,500
San Jose Int'l. Arpt. Rev. Series A2, 0.13% 9/18/15, LOC Barclays Bank PLC, CP	1,200	1,200
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A, 0.06% 11/9/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	900	900
Torrance Gen. Oblig. TRAN 1.5% 6/30/16	2,100	2,120
Vacaville Unified School District Bonds Series 2015 A, 3% 8/1/16	1,135	1,163
Walnut Energy Ctr. Auth. Series 2005 B, 0.04% 9/3/15, LOC State Street Bank & Trust Co., Boston, CP	2,700	2,700
		154,607
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (b)	2,800	2,800
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 9/18/15, CP mode	300	300
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 10/8/15, CP mode	1,400	1,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.47% tender 9/28/15, CP mode	$ 2,200	$ 2,200
TOTAL OTHER MUNICIPAL DEBT (Cost $161,307)		161,307
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $728,257)		728,257
NET OTHER ASSETS (LIABILITIES) - 3.0%		22,874
NET ASSETS - 100%		$ 751,131
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION N
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,900,000 or 0.3% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 10
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $728,257)		$ 728,257
Cash		25,294
Receivable for fund shares sold		122
Interest receivable		660
Receivable from investment adviser for expense reductions		17
Other receivables		2
Total assets		754,352

Liabilities
Payable for investments purchased on a delayed basis	$ 909
Payable for fund shares redeemed	2,264
Distributions payable	1
Accrued management fee	47
Total liabilities		3,221

Net Assets		$ 751,131
Net Assets consist of:
Paid in capital		$ 751,099
Accumulated undistributed net realized gain (loss) on investments		32
Net Assets		$ 751,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015 (Unaudited)

California AMT Tax-Free Money Market:
Net Asset Value, offering price and redemption price per share ($305,357.3 ÷ 304,989.5 shares)	$ 1.00

Institutional Class:
Net Asset Value, offering price and redemption price per share ($445,697.4 ÷ 445,216.4 shares)	$ 1.00

Service Class:
Net Asset Value, offering price and redemption price per share ($76.6 ÷ 76.5 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2015 (Unaudited)
Investment Income
Interest		$ 278
Income from Fidelity Central Funds		10
Total income		288

Expenses
Management fee	$ 768
Transfer agent fees	270
Independent trustees' compensation	1
Total expenses before reductions	1,039
Expense reductions	(790)	249
Net investment income (loss)		39
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32
Net increase in net assets resulting from operations		$ 71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39	$ 83
Net realized gain (loss)	32	92
Net increase in net assets resulting from operations	71	175
Distributions to shareholders from net investment income	(39)	(83)
Distributions to shareholders from net realized gain	-	(74)
Total distributions	(39)	(157)
Share transactions - net increase (decrease)	(41,992)	(69,353)
Total increase (decrease) in net assets	(41,960)	(69,335)

Net Assets
Beginning of period	793,091	862,426
End of period	$ 751,131	$ 793,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California AMT Tax-Free Money Market Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) G	-	-	-	-	-	-
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations G	-	-	-	-	-	-
Distributions from net investment income G	-	-	-	-	-	-
Distributions from net realized gain	-	- G	-	-	-	-
Total distributions G	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.02%	.01%	.01%	.01%	.02%
Ratios to Average Net AssetsD, E
Expenses before reductions	.30%A	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.07%A	.06%	.12%	.19%	.20%	.30%
Expenses net of all reductions	.06%A	.06%	.12%	.19%	.20%	.30%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 305	$ 317	$ 348	$ 401	$ 476	$ 587

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California AMT Tax-Free Money Market Fund Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	- G	- G	.001
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	- G	- G	.001
Distributions from net investment income	- G	- G	- G	- G	- G	(.001)
Distributions from net realized gain	-	- G	-	-	-	-
Total distributions	- G	- G	- G	- G	- G	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.02%	.01%	.01%	.03%	.12%
Ratios to Average Net AssetsD, E
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.06%A	.06%	.12%	.19%	.18%	.20%
Expenses net of all reductions	.06%A	.06%	.12%	.19%	.18%	.20%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.03%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 446	$ 476	$ 514	$ 679	$ 816	$ 1,065

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California AMT Tax-Free Money Market Fund Service Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ -	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) G	-	-	-	-	-	-
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations G	-	-	-	-	-	-
Distributions from net investment income G	-	-	-	-	-	-
Distributions from net realized gain	-	- G	-	-	-	-
Total distributions G	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%A	.50%	.50%	.49% H	.50%	.50%
Expenses net of fee waivers, if any	.07%A	.06%	.13%	.19%	.22%	.31%
Expenses net of all reductions	.07%A	.06%	.13%	.19%	.22%	.31%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77	$ 142	$ 140	$ 295	$ 380	$ 6,536

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.0005 per share.

H Ratios for small asset classes differ from the contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class, and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax Cost	$ 728,257

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, the investment adviser pays class-level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	.25%	$ -**	$ -

* During the period, the investment adviser or its affiliates waived a portion of these fees.

** In the amount of less than five hundred dollars.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of California AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. California AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount *
California AMT Tax-Free Money Market	$ 155
Institutional Class	115
Service Class	-**
$ 270

* During the period, the investment adviser or its affiliates waived a portion of these fees.

** In the amount of less than five hundred dollars.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $112 and in the amount of less than five hundred dollars, respectively.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

California AMT Tax-Free Money Market	$ 364
Institutional Class	312
Service Class	-*

* In the amount of less than five hundred dollars.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 29, 2015
From net investment income
California AMT Tax-Free Money Market	$ 16	$ 33
Institutional Class	23	50
Service Class	-*	-*
Total	$ 39	$ 83
From net realized gain
California AMT Tax-Free Money Market	$ -	$ 29
Institutional Class	-	45
Service Class	-	-*
Total	$ -	$ 74

* In the amount of less than five hundred dollars.

Semiannual Report

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

	Six months ended August 31, 2015	Year ended February 29, 2015
California AMT Tax-Free Money Market Shares sold	28,884	77,585
Reinvestment of distributions	14	55
Shares redeemed	(40,173)	(108,950)
Net increase (decrease)	(11,275)	(31,310)
Institutional Class Shares sold	56,132	109,692
Reinvestment of distributions	21	84
Shares redeemed	(86,805)	(147,821)
Net increase (decrease)	(30,652)	(38,045)
Service Class Shares sold	2	2
Reinvestment of distributions	-*	-*
Shares redeemed	(67)	-
Net increase (decrease)	(65)	2

* In the amount of less than five hundred dollars.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCM-SANN-1015
1.855636.108
Contents Shareholder Expense Example Investment Changes/Performance (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® California
Municipal Money Market
Fund

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Actual	.06%	$ 1,000.00	$ 1,000.10	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.83	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/15	% of fund's investments 2/28/15	% of fund's investments 8/31/14
1 - 7	8.5	78.8	76.5
8 - 30	76.3	3.3	4.7
31 - 60	5.0	2.5	3.1
61 - 90	1.2	3.2	2.6
91 - 180	2.1	11.2	3.4
> 180	6.9	1.0	9.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/15	2/28/15	8/31/14
Fidelity California Municipal Money Market Fund	32 Days	25 Days	42 Days
California Tax-Free Money Market Funds Average*	33 Days	29 Days	38 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/15	2/28/15	8/31/14
Fidelity California Municipal Money Market Fund	33 Days	25 Days	42 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
Variable Rate Demand Notes (VRDNs) 75.7%	Variable Rate Demand Notes (VRDNs) 66.5%
Other Municipal Debt 21.1%	Other Municipal Debt 26.2%
Investment Companies 2.6%	Investment Companies 7.1%
Net Other Assets (Liabilities) 0.6%	Net Other Assets (Liabilities) 0.2%

Current and Historical Seven-Day Yields

	8/31/15	5/31/15	2/28/15	11/30/14	8/31/14
Fidelity California Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2015, the most recent period shown in the table, would have been -0.43%.

Semiannual Report

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 75.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/8/15, VRDN (c)(f)	$ 3,500	$ 3,500
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 9/8/15, VRDN (c)	800	800
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.2% 9/8/15, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	5,800	5,800
California - 73.3%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	9,920	9,920
(La Terrazza Apts. Proj.) Series 2002 A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	16,880	16,880
(Miramar Apts. Proj.) Series 2000 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	14,940	14,940
(Southport Apts. Proj.) Series 2002 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	19,995	19,995
(The Artech Bldg. Proj.) Series 2010 B, 0.01% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	3,200	3,200
Series 2011 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (c)	33,200	33,200
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.01% 9/8/15, LOC Bank of America NA, VRDN (c)	27,025	27,025
Series 2009 C, 0.01% 9/8/15, LOC Citibank NA, VRDN (c)	1,850	1,850
Series 2009 D, 0.01% 9/8/15, LOC Citibank NA, VRDN (c)	21,100	21,100
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.11% 9/8/15, LOC BNP Paribas SA, VRDN (c)(f)	4,250	4,250
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.03% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	23,580	23,580
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series BA 08 1058, 0.07% 9/8/15 (Liquidity Facility Bank of America NA) (c)(g)	2,250	2,250
Series II R 11901, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	1,300	1,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.: - continued
Participating VRDN:
Series Putters 3211, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 13,320	$ 13,320
Series Putters 3293, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3434, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,195	4,195
Series 2007 A2, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	56,200	56,200
Series 2008 C1, 0.01% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,900	5,900
Series 2008 E1, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	4,000	4,000
Series 2008 F1, 0.01% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	28,600	28,600
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	14,288	14,288
California Dept. of Wtr. Resources Participating VRDN:
Series Putters 3019, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,785	9,785
Series ROC II R 11970-1, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	1,600	1,600
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series BBT 08 28, 0.02% 9/8/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	7,115	7,115
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.):
Series 2000, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)	15,040	15,040
Series 2005 B, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)	3,700	3,700
Participating VRDN:
Series 15 XF0093, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,615	3,615
Series BBT 2014, 0.02% 9/8/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	6,640	6,640
Series EGL 14 0005, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	8,500	8,500
Series MS 3346, 0.11% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	9,330	9,330
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 3960, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 7,330	$ 7,330
Series ROC II R 11974, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	3,500	3,500
Series ROC II R 14081, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 0.01% 9/1/15, VRDN (c)(f)	19,205	19,205
California Gen. Oblig.:
Series 2003 A2, 0.01% 9/1/15, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	13,900	13,900
Series 2003 B1, 0.01% 9/8/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,300	19,300
Series 2003 B2, 0.01% 9/8/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (c)	50,000	50,000
Series 2003 B3, 0.01% 9/8/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (c)	40,000	40,000
Series 2003 C1, 0.01% 9/8/15, LOC Bank of America NA, VRDN (c)	59,350	59,350
Series 2003 C3, 0.02% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	43,800	43,800
Series 2003 C4, 0.02% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	35,960	35,960
Series 2004 A1, 0.01% 9/1/15, LOC Citibank NA, VRDN (c)	17,880	17,880
Series 2004 A10, 0.01% 9/8/15, LOC Citibank NA, VRDN (c)	26,200	26,200
Series 2004 A3, 0.01% 9/1/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	5,200	5,200
Series 2004 A4, 0.01% 9/1/15, LOC Citibank NA, VRDN (c)	20,370	20,370
Series 2004 A7, 0.01% 9/8/15, LOC Citibank NA, VRDN (c)	37,700	37,700
Series 2004 A8, 0.01% 9/8/15, LOC Citibank NA, VRDN (c)	27,500	27,500
Series 2004 A9, 0.02% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	50,000	50,000
Series 2004 B1, 0.01% 9/1/15, LOC Citibank NA, VRDN (c)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 B2, 0.01% 9/1/15, LOC Citibank NA, VRDN (c)	$ 5,000	$ 5,000
Series 2004 B4, 0.01% 9/8/15, LOC Citibank NA, VRDN (c)	27,470	27,470
Series 2004 B6, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,700	17,700
Series 2005 A1, 0.01% 9/8/15, LOC Royal Bank of Canada, VRDN (c)	24,550	24,550
Series 2005 A2-1, 0.01% 9/8/15, LOC Barclays Bank PLC, VRDN (c)	77,750	77,750
Series 2005 B1, 0.01% 9/8/15, LOC Bank of America NA, VRDN (c)	82,350	82,350
Series 2005 B2, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	35,900	35,900
Series 2005 B3, 0.01% 9/8/15, LOC Barclays Bank PLC, VRDN (c)	19,100	19,100
Series 2005 B4, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)	10,500	10,500
Series 2005 B5, 0.01% 9/8/15, LOC Barclays Bank PLC, VRDN (c)	45,800	45,800
Series A1-2, 0.01% 9/8/15, LOC Royal Bank of Canada, VRDN (c)	10,050	10,050
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.01% 9/8/15, LOC Mizuho Corporate Bank Ltd., VRDN (c)	16,000	16,000
Series 2005 H, 0.01% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	70,540	70,540
Series 2005 I, 0.01% 9/8/15, LOC Mizuho Corporate Bank Ltd., VRDN (c)	23,700	23,700
Series 2009 H, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (c)	28,950	28,950
(Scripps Health Proj.):
Series 2008 D, 0.01% 9/8/15, LOC Bank of America NA, VRDN (c)	2,220	2,220
Series 2010 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)	7,700	7,700
(St. Joseph Health Sys. Proj.):
Series 2011 A, 0.01% 9/8/15, LOC MUFG Union Bank NA, VRDN (c)	16,900	16,900
Series 2011 B, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,400	2,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.):
Series 2011 D, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (c)	$ 33,400	$ 33,400
Participating VRDN:
Series 15 XF0120, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	14,720	14,720
Series 15 XF0131, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,235	11,235
Series 15 XF2119, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	7,995	7,995
Series 2015 ZF0213, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Series DB 3294, 0.17% 9/8/15 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	21,850	21,850
Series MS 3239, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	22,800	22,800
Series MS 3267, 0.02% 9/8/15 (Liquidity Facility Cr. Suisse AG) (c)(g)	27,375	27,375
Series MS 3301, 0.02% 9/8/15 (Liquidity Facility Cr. Suisse AG) (c)(g)	7,330	7,330
Series TD 0036, 0.03% 9/8/15 (Liquidity Facility Toronto-Dominion Bank) (c)(g)	4,665	4,665
Series 2011 B, 0.01% 9/8/15, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	3,700	3,700
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 C:
0.02% 9/8/15, LOC Citibank NA, VRDN (c)(f)	4,365	4,365
0.02% 9/8/15, LOC Citibank NA, VRDN (c)(f)	4,815	4,815
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.):
Series 2001 G:
0.02% 9/8/15, LOC Citibank NA, VRDN (c)(f)	2,695	2,695
0.02% 9/8/15, LOC Citibank NA, VRDN (c)(f)	16,580	16,580
Series 2002 E, 0.02% 9/8/15, LOC Citibank NA, VRDN (c)(f)	14,330	14,330
Series 2005 D, 0.02% 9/8/15, LOC Citibank NA, VRDN (c)(f)	15,125	15,125
Series 2000 N, 0.02% 9/8/15, LOC Bank of America NA, VRDN (c)(f)	6,000	6,000
Series 2001 E, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,915	18,915
Series 2001 F, 0.02% 9/8/15, LOC Citibank NA, VRDN (c)	8,710	8,710
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Series 2002 J, 0.02% 9/8/15, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	$ 10,000	$ 10,000
Series 2003 H, 0.02% 9/8/15, LOC Bank of America NA, VRDN (c)(f)	4,000	4,000
Series 2003 M, 0.02% 9/8/15, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	10,000	10,000
Series 2004 E, 0.02% 9/8/15, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	18,190	18,190
Series 2005 A, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	56,380	56,380
Series 2005 B, 0.02% 9/8/15, LOC Bank of America NA, VRDN (c)(f)	48,000	48,000
Series 2005 F, 0.01% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	38,425	38,425
Series 2006 C, 0.02% 9/8/15, LOC Bank of America NA, VRDN (c)(f)	40,000	40,000
Series 2006 F, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	13,590	13,590
Series 2007 H, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	29,975	29,975
Series 2007 K, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	15,000	15,000
Series 2008 B:
0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,155	15,155
0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,710	8,710
Series 2008 C:
0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	11,940	11,940
0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,910	5,910
Series 2008 D, 0.02% 9/8/15, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	5,000	5,000
Series 2008 F, 0.02% 9/1/15, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	5,000	5,000
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.15% 9/8/15, LOC Bank of America NA, VRDN (c)(f)	7,275	7,275
(Los Angeles County Museum of Natural History Foundation Proj.):
Series 2008 A, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
Series 2008 B, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (c)	5,300	5,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 E, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (c)	$ 56,600	$ 56,600
Series 1996 F, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Series 1997 B, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,500	15,500
California Poll. Cont. Fing. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001, 0.01% 9/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (c)(f)	8,995	8,995
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.1% 9/8/15, LOC Comerica Bank, VRDN (c)(f)	2,730	2,730
(Recology, Inc. Proj.) Series 2010 A, 0.02% 9/8/15, LOC Bank of America NA, VRDN (c)	107,200	107,200
(Zerep Mgmt. Corp. Proj.) Series 2014, 0.1% 9/8/15, LOC Comerica Bank, VRDN (c)(f)	1,400	1,400
Series 2011 A, 0.1% 9/8/15, LOC Comerica Bank, VRDN (c)(f)	2,810	2,810
Series 2012 A, 0.06% 9/8/15, LOC MUFG Union Bank NA, VRDN (c)(f)	2,335	2,335
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.02% 9/8/15 (Liquidity Facility Royal Bank of Canada), VRDN (c)	98,600	98,600
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.18% 9/8/15, LOC Bank of America NA, VRDN (c)(f)	1,300	1,300
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 0.03% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	900	900
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	26,075	26,075
(Grove Apts. Proj.) Series X, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	6,150	6,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Heritage Park Apts. Proj.) Series 2008 C, 0.03% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	$ 30,000	$ 30,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,800	6,800
Series 2001 W2, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (c)(f)	11,500	11,500
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.02% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.03% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	4,600	4,600
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.03% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	13,505	13,505
(Salvation Army S.F. Proj.) 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	15,545	15,545
(Terraces at Park Marino Proj.) Series I, 0.03% 9/8/15, LOC California Teachers Retirement Sys., VRDN (c)(f)	5,080	5,080
(The Belmont Proj.) Series 2005 F, 0.02% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	19,890	19,890
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.02% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	25,500	25,500
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	11,300	11,300
(Vista Del Monte Proj.) Series QQ, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	12,550	12,550
(Vizcaya Apts. Proj.) Series B, 0.03% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	21,020	21,020
(Wilshire Court Proj.):
Series AAA, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	3,000	3,000
Series M, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	20,290	20,286
Series 2000 Y, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	8,640	8,640
Series 2003 DD, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	14,600	14,600
Series 2007 O, 0.03% 9/8/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	35,952	35,952
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 0.01% 9/1/15 (Chevron Corp. Guaranteed), VRDN (c)	$ 6,700	$ 6,700
California Statewide Cmntys. Dev. Auth. Rev.:
(John Muir Health Proj.) Series 2008 A, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (c)	2,200	2,200
(Oakmont Stockton Proj.) Series 1997 C, 0.04% 9/8/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	5,960	5,960
(SWEEP Ln. Prog.) Series 2007 A, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,200	17,200
Participating VRDN Series ROC II R 14001, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev. (Rix Industries Proj.) Series 1996 I, 0.08% 9/8/15, LOC Wells Fargo Bank NA, VRDN (c)(f)	480	480
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (c)	5,450	5,450
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.01% 9/8/15, LOC MUFG Union Bank NA, VRDN (c)	42,360	42,360
Chula Vista Multi-family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 0.02% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	60,000	60,000
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series 2015 XF0190, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,835	1,835
Series EGL1310, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	16,600	16,600
Series MS 3250, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	7,500	7,500
Series Putters 3772 Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,250	11,250
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series 15 XF0072, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,585	1,585
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.01% 9/8/15, LOC Citibank NA, VRDN (c)	2,500	2,500
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.03% 9/8/15, LOC Bank of America NA, VRDN (c)	26,865	26,865
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District Participating VRDN:
Series 15 ZF2116, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	$ 7,500	$ 7,500
Series MS 3268 X, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,000	5,000
Series MS 3288, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	7,000	7,000
Series ROC II R 14066, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	3,500	3,500
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 0.04% 9/8/15, LOC Comerica Bank, VRDN (c)(f)	9,100	9,100
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.02% 9/8/15 (Liquidity Facility Cr. Suisse AG) (c)(g)	14,375	14,375
Irvine Impt. Bond Act of 1915 (Assessment District #03-19 Proj.) Series 2004 A, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	11,120	11,120
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2005 21A, 0.01% 9/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(c)	6,655	6,655
Series A, 0.01% 9/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	2,525	2,525
Irvine Unified School District Cmnty. Facilities District:
Series 2012 B, 0.01% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	28,400	28,400
Series 2014 B, 0.01% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	47,645	47,645
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (c)	10,795	10,795
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (c)	4,940	4,940
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	17,400	17,400
Series MS 3096, 0.17% 9/8/15 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	9,600	9,600
Series Putters 3776 Z, 0.04% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,425	7,425
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN: - continued
Series Putters 4004 Z, 0.04% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 5,885	$ 5,885
Series ROC II R 11728, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	10,960	10,960
Series ROC II R 11773, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	4,920	4,920
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.03% 9/8/15, LOC Freddie Mac, VRDN (c)	36,500	36,500
(Hollywood & Vine Apts. Proj.) Series A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	90,900	90,900
(Promenade Towers Proj.) Series 2000, 0.01% 9/8/15, LOC Freddie Mac, VRDN (c)	33,860	33,860
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series BC 10 27B, 0.05% 9/8/15 (Liquidity Facility Barclays Bank PLC) (c)(g)	1,000	1,000
Series Putters 3847, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series ROC II R 11842, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series MS 3289, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	7,335	7,335
Series MS 3345, 0.02% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	14,035	14,035
Series Putters 0039, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,750	3,750
Series Putters 3332, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,660	6,660
Series Putters 3718 Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,460	13,460
Series Putters 4330, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series Putters 4361, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,665	3,665
Series 2001 B1, 0.01% 9/8/15 (Liquidity Facility Royal Bank of Canada), VRDN (c)	23,950	23,950
Series 2001 B2, 0.01% 9/8/15 (Liquidity Facility Royal Bank of Canada), VRDN (c)	7,400	7,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Series 2001 B5, 0.01% 9/8/15 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (c)	$ 9,500	$ 9,500
Series 2001 B6, 0.01% 9/1/15 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (c)	10,300	10,300
Series 2001 B8, 0.01% 9/8/15 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (c)	10,400	10,400
Series 2002 A1, 0.01% 9/8/15 (Liquidity Facility Bank of America NA), VRDN (c)	27,900	27,900
Series 2002 A2, 0.01% 9/8/15 (Liquidity Facility Citibank NA), VRDN (c)	13,000	13,000
Series 2002 A3, 0.01% 9/8/15 (Liquidity Facility Citibank NA), VRDN (c)	21,450	21,450
Series 2002 A4, 0.01% 9/8/15 (Liquidity Facility Bank of America NA), VRDN (c)	19,250	19,250
Series 2002 A5, 0.01% 9/8/15 (Liquidity Facility Citibank NA), VRDN (c)	3,600	3,600
Series 2002 A7, 0.01% 9/8/15 (Liquidity Facility Citibank NA), VRDN (c)	22,600	22,600
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Series MS 3397, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	9,770	9,770
Series MS 3403, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	8,975	8,975
Series ROC 14087, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	6,200	6,200
Series ROC II R 0006, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	18,150	18,150
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series 15 ZF0158, 0.06% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,220	2,220
Series WF 10 40C, 0.03% 9/8/15 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,400	5,400
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.03% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	67,700	67,700
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 15 ZF0243, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,510	2,510
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Participating VRDN: - continued
Series Putters 3371, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 22,495	$ 22,495
Series Putters 3751, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,935	4,935
Series ROC II R 14059, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN:
Series 3655 Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,185	3,185
Series Putters 3547, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	36,805	36,805
Series Putters 3289, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,225	2,225
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.02% 9/8/15, LOC Bank of America NA, VRDN (c)	9,210	9,210
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)	6,485	6,485
Mountain View Multi-family Hsg. Rev. 0.01% 9/8/15, LOC Fannie Mae, VRDN (c)	7,100	7,100
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.01% 9/8/15, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	17,800	17,800
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.03% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	15,400	15,400
(Wood Canyon Villas Proj.) Series 2001 E, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.02% 9/8/15 (Liquidity Facility Cr. Suisse AG) (c)(g)	10,515	10,515
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,100	4,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Wtr. District Rev. Ctfs. of Prtn.: - continued
Series 2003 A, 0.01% 9/8/15, LOC Citibank NA, VRDN (c)	$ 56,300	$ 56,300
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	13,750	13,750
Rancho Wtr. District Fing. Auth. Rev. Series 2008 B, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	22,900	22,900
RIB Floater Trust Various States Participating VRDN Series BC 13 24U, 0.05% 9/8/15 (Liquidity Facility Barclays Bank PLC) (c)(g)	10,250	10,250
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	26,490	26,490
Richmond Wastewtr. Rev. Series 2008 A, 0.01% 9/8/15, LOC MUFG Union Bank NA, VRDN (c)	15,260	15,260
Rio Hondo Cmnty. College District Participating VRDN Series WF 10 51Z, 0.03% 9/8/15 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	26,395	26,395
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (c)	58,500	58,500
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.02% 9/8/15, LOC Bank of America NA, VRDN (c)	44,245	44,245
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.14% 9/8/15, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,420	1,420
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.01% 9/8/15, LOC Bank of America NA, VRDN (c)	12,300	12,300
Riverside Elec. Rev.:
Series 2008 A, 0.01% 9/8/15, LOC Barclays Bank PLC, VRDN (c)	28,740	28,740
Series 2008 C, 0.01% 9/8/15, LOC Bank of America NA, VRDN (c)	4,150	4,150
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	4,065	4,065
(Deer Park Apts. Proj.) Issue A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	3,415	3,415
Sacramento Hsg. Auth. Multi-family Rev.:
(Countrywood Village Apts. Proj.) Series F, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	8,225	8,225
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Hsg. Auth. Multi-family Rev.: - continued
(Valencia Point Apts. Proj.) Series 2006 I, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	$ 4,900	$ 4,900
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 L, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,645	9,645
Series 2012 M, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	11,000	11,000
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	21,075	21,075
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.01% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,965	5,965
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.02% 9/8/15, LOC Bank of America NA, VRDN (c)	32,500	32,500
San Diego Cmnty. College District Participating VRDN:
Series Putters 3963, 0.04% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Series RBC O 8, 0.02% 9/8/15 (Liquidity Facility Royal Bank of Canada) (c)(g)	5,000	5,000
Series WF11 87C, 0.03% 9/8/15 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,935	9,935
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,810	6,810
Series Putters 3736 Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,040	1,040
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.04% 9/8/15, LOC Citibank NA, VRDN (c)(f)	6,000	6,000
(Stratton Apts. Proj.) Series 2000 A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	19,825	19,825
(Villa Nueva Apts. Proj.) Series 2007 F, 0.03% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	37,500	37,500
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN:
Series 15 XF0098, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,005	7,005
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN: - continued
Series MS 3229X, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	$ 7,500	$ 7,500
San Diego Unified School District Participating VRDN Series MS 3330, 0.03% 9/8/15 (Liquidity Facility Cr. Suisse AG) (c)(g)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,000	12,000
Series ROC II R 12318, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	16,455	16,455
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A1, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	43,800	43,800
Series 2010 A2, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	57,185	57,185
Series 2010 A3, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	57,645	57,645
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	9,595	9,595
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.04% 9/8/15, LOC Citibank NA, VRDN (c)(f)	5,535	5,535
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.04% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.07% 9/8/15, LOC Citibank NA, VRDN (c)(f)	6,250	6,250
(El Paseo Apts. Proj.) Series 2002 B, 0.07% 9/8/15, LOC Citibank NA, VRDN (c)(f)	4,345	4,345
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	8,375	8,375
(Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 9/8/15, LOC Freddie Mac, VRDN (c)	8,300	8,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev.: - continued
(Trestles Apts. Proj.) Series 2004 A, 0.04% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	$ 7,325	$ 7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.02% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	10,860	10,860
San Mateo Unified School District Participating VRDN Series WF 11 75Z, 0.03% 9/8/15 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	15,920	15,920
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.02% 9/8/15, LOC Bank of America NA, VRDN (c)	76,185	76,185
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.14% 9/8/15, LOC MUFG Union Bank NA, VRDN (c)(f)	10,635	10,635
Santa Clara Elec. Rev. Series 2008 B, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	23,060	23,060
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	4,850	4,850
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	17,925	17,925
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (c)(f)	29,700	29,700
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.):
Series 2009-1, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	29,330	29,330
Series 2009-2, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (c)	49,715	49,715
(Palo Verde Proj.) Series 2008 A, 0.03% 9/8/15, LOC Barclays Bank PLC, VRDN (c)	3,420	3,420
Univ. of California Revs. Participating VRDN:
Series 15 ZF0169, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,480	3,480
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN: - continued
Series MS 3396, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	$ 7,830	$ 7,830
Series Putters 3365, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,885	4,885
Series Putters 3367, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,500	1,500
Series Putters 3368, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,000	15,000
Series Putters 3754 Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,250	4,250
Series Putters 3961, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,500	1,500
Series Putters 4288, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series Putters 4421, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series ROC II R 11886X, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (c)(g)	6,845	6,845
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2012 A, 0.01% 9/8/15, LOC MUFG Union Bank NA, VRDN (c)	23,300	23,300
Whittier Health Facilities Rev. Series 2009 A, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	23,625	23,625
		5,086,680
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.14% 9/1/15, VRDN (c)(f)	1,600	1,600
Series 1988, 0.14% 9/1/15, VRDN (c)(f)	4,350	4,350
Series 1994, 0.14% 9/1/15, VRDN (c)(f)	3,700	3,700
Series 1999 A, 0.1% 9/8/15, VRDN (c)	4,630	4,630
		14,280
Georgia - 0.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.23% 9/8/15, VRDN (c)	21,900	21,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.22% 9/1/15, VRDN (c)	4,900	4,900
Second Series 1995, 0.25% 9/1/15, VRDN (c)	2,600	2,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.): - continued
Series 2012, 0.27% 9/1/15, VRDN (c)(f)	$ 4,000	$ 4,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 9/8/15, VRDN (c)	900	900
		34,300
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.07% 9/8/15, VRDN (c)	15,725	15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.08% 9/8/15, VRDN (c)(f)	11,000	11,000
		26,725
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.2% 9/8/15, VRDN (c)(f)	3,850	3,850
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.14% 9/8/15, VRDN (c)	2,000	2,000
Series 2012 A, 0.14% 9/8/15, VRDN (c)(f)	3,300	3,300
		5,300
New York - 0.1%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.05% 9/8/15, LOC RBS Citizens NA, VRDN (c)	8,410	8,410
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.3% 9/8/15, VRDN (c)(f)	2,900	2,900
Texas - 0.8%
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,750	3,750
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,900	5,900
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	2,800	2,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.22% 9/8/15, VRDN (c)(f)	$ 3,450	$ 3,450
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.3% 9/1/15, VRDN (c)	3,900	3,900
Series 2004, 0.27% 9/8/15, VRDN (c)(f)	7,720	7,720
Series 2009 A, 0.3% 9/1/15, VRDN (c)	4,700	4,700
Series 2009 C, 0.3% 9/1/15, VRDN (c)	11,400	11,400
Series 2010 B, 0.3% 9/1/15, VRDN (c)	3,200	3,200
Series 2010 D:
0.3% 9/1/15, VRDN (c)	2,600	2,600
0.3% 9/1/15, VRDN (c)	500	500
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.04% 9/8/15, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	5,150	5,150
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 15 4302Z, 0.13% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
		56,070
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.04% 9/8/15, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 9/8/15, VRDN (c)	1,500	1,500
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 9/8/15, VRDN (c)	3,000	3,000
		4,500
TOTAL VARIABLE RATE DEMAND NOTE (Cost $5,257,115)		5,257,115
Other Municipal Debt - 21.1%

California - 20.0%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2005 G4, 4.35% 5/1/16	2,670	2,744
Series 2010 M, 5% 5/1/16	15,065	15,538
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.2% tender 2/11/16, CP mode	44,900	44,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Bonds:
Series 2008, 5% 3/1/16	$ 1,720	$ 1,761
Series 2009, 5% 4/1/16	1,620	1,665
Series 2015, 3% 3/1/16	3,000	3,041
2% 11/1/15	10,000	10,031
5% 9/1/15	6,000	6,000
5% 12/1/15	2,500	2,530
5% 12/1/15	2,145	2,171
5% 3/1/16	10,800	11,057
5% 4/1/16	9,000	9,249
Series 2011 A2:
0.04% 10/5/15, LOC Royal Bank of Canada, CP	24,300	24,300
0.08% 9/30/15, LOC Royal Bank of Canada, CP	15,700	15,700
Series 2011 A5, 0.05% 10/19/15, LOC U.S. Bank NA, Cincinnati, CP	11,400	11,400
Series A1:
0.04% 10/5/15, LOC Wells Fargo Bank NA, CP	14,360	14,360
0.05% 10/6/15, LOC Wells Fargo Bank NA, CP	8,000	8,000
0.08% 11/18/15, LOC Wells Fargo Bank NA, CP	27,150	27,150
Series A3:
0.02% 9/15/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	22,500	22,500
0.03% 9/3/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	42,330	42,330
0.06% 10/2/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	5,195	5,195
Series A7, 0.08% 9/21/15, LOC Mizuho Corporate Bank Ltd., CP	15,700	15,700
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.17%, tender 3/28/16 (c)	19,400	19,400
California Pub. Works Board Lease Rev. Bonds:
(Various Cap. Projs.) Series 2014 H, 2% 12/1/15	2,525	2,536
Series 2014 D, 3% 9/1/15	2,500	2,500
Series 2014 F, 3% 9/1/15	4,245	4,245
Series 2014 I, 2% 12/1/15	1,100	1,105
California State Univ. Rev. Series A:
0.09% 10/5/15, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	26,700	26,700
0.09% 10/5/15, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	47,368	47,368
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. Series A: - continued
0.09% 10/5/15, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	$ 5,045	$ 5,045
Los Angeles County Gen. Oblig.:
Series 2010 B:
0.06% 10/5/15, LOC U.S. Bank NA, Cincinnati, CP	13,500	13,500
0.07% 10/7/15, LOC U.S. Bank NA, Cincinnati, CP	26,900	26,900
Series 2010 C, 0.12% 9/8/15, LOC Wells Fargo Bank NA, CP	26,900	26,900
TRAN 5% 6/30/16	64,400	66,904
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Bonds Series 2015, 4% 12/1/15 (b)	8,085	8,163
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds Series 2012 C:
4% 1/1/16	5,275	5,292
5% 1/1/16	2,175	2,184
0.09% 9/23/15 (Liquidity Facility Wells Fargo Bank NA), CP	66,800	66,800
Los Angeles Gen. Oblig.:
Bonds Series 2012 A, 5% 9/1/15	14,840	14,840
TRAN 2% 6/30/16	200,000	202,776
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 A1:
0.04% 10/5/15, LOC Wells Fargo Bank NA, CP	5,000	5,000
0.04% 10/5/15, LOC Wells Fargo Bank NA, CP	18,000	18,000
0.14% 9/9/15, LOC Wells Fargo Bank NA, CP	3,000	3,000
Series 2013 A4:
0.04% 10/1/15, LOC U.S. Bank NA, Cincinnati, CP	8,000	8,000
0.07% 10/7/15, LOC U.S. Bank NA, Cincinnati, CP	20,678	20,678
Oakland Gen. Oblig. TRAN 2% 6/30/16	41,445	42,020
Port of Oakland Port Rev. Series 2010 D, 0.11% 10/1/15, LOC JPMorgan Chase Bank, CP (f)	51,225	51,225
Riverside County Gen. Oblig. TRAN 2% 6/30/16	44,900	45,534
Sacramento Muni. Util. District Elec. Rev.:
Series K1, 0.08% 10/1/15, LOC State Street Bank & Trust Co., Boston, CP	13,500	13,500
Series L1:
0.09% 10/1/15, LOC Barclays Bank PLC, CP	17,000	17,000
0.09% 10/5/15, LOC Barclays Bank PLC, CP	7,200	7,200
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.06% 9/16/15, LOC MUFG Union Bank NA, CP	27,340	27,340
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District TRAN Series 2015 A, 2% 6/30/16	$ 38,600	$ 39,150
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series A3:
0.05% 11/17/15, LOC Royal Bank of Canada, CP (f)	16,675	16,675
0.07% 12/7/15, LOC Royal Bank of Canada, CP (f)	30,000	30,000
Series A4:
0.06% 12/3/15, LOC Wells Fargo Bank NA, CP (f)	36,000	36,000
0.11% 11/6/15, LOC Wells Fargo Bank NA, CP (f)	10,000	10,000
0.11% 11/6/15, LOC Wells Fargo Bank NA, CP (f)	10,000	10,000
Series B4, 0.05% 12/3/15, LOC Wells Fargo Bank NA, CP	7,700	7,700
San Francisco City & County Gen. Oblig.:
Series 2, 0.04% 9/1/15, LOC U.S. Bank NA, Cincinnati, CP	1,550	1,550
Series 3, 0.03% 9/22/15, LOC State Street Bank & Trust Co., Boston, CP	14,066	14,066
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 0.04% 9/24/15, LOC Wells Fargo Bank NA, CP	11,300	11,300
San Jose Fin. Auth. Rev.:
Series 1, 0.03% 9/24/15, LOC State Street Bank & Trust Co., Boston, CP	13,308	13,308
Series 2, 0.03% 9/24/15, LOC U.S. Bank NA, Cincinnati, CP	13,308	13,308
San Jose Int'l. Arpt. Rev.:
Series A2, 0.13% 9/18/15, LOC Barclays Bank PLC, CP	10,792	10,792
Series B, 0.14% 9/18/15, LOC Barclays Bank PLC, CP (f)	13,045	13,045
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A, 0.06% 11/9/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,590	8,590
Torrance Gen. Oblig. TRAN 1.5% 6/30/16	18,000	18,171
Turlock Irrigation District Series A, 0.1% 10/8/15, LOC Bank of America NA, CP	6,100	6,100
Walnut Energy Ctr. Auth. Series 2005 B, 0.04% 9/3/15, LOC State Street Bank & Trust Co., Boston, CP	24,300	24,300
Woodland Fin. Auth. Rev. 0.1% 9/15/15, LOC Citibank NA, CP	6,780	6,780
		1,389,812
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
0.5% tender 10/1/15, CP mode	$ 1,400	$ 1,400
0.5% tender 10/2/15, CP mode	2,900	2,900
		4,300
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.08%, tender 12/1/15 (Liquidity Facility Royal Bank of Canada) (c)	24,885	24,885
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 9/18/15, CP mode	2,700	2,700
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 9/28/15, CP mode	6,700	6,700
Series 1993 B, 0.48% tender 10/8/15, CP mode	500	500
		7,200
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 9/28/15, CP mode (f)	13,100	13,100
Series 1990 A1:
0.5% tender 10/2/15, CP mode (f)	4,700	4,700
0.5% tender 10/9/15, CP mode (f)	1,100	1,100
Series 1990 B, 0.47% tender 9/28/15, CP mode	4,000	4,000
		22,900
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 9/23/15, CP mode	1,400	1,400
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996:
0.45% tender 10/8/15, CP mode (f)	900	900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996: - continued
0.45% tender 10/8/15, CP mode (f)	$ 2,600	$ 2,600
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 9/23/15, CP mode (f)	5,800	5,800
		9,300
TOTAL OTHER MUNICIPAL DEBT (Cost $1,462,497)		1,462,497
Investment Company - 2.6%
	Shares
Fidelity Municipal Cash Central Fund, 0.02% (d)(e) (Cost $182,946)	182,946,000	182,946
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $6,902,558)		6,902,558
NET OTHER ASSETS (LIABILITIES) - 0.6%		38,506
NET ASSETS - 100%		$ 6,941,064
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,655,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 123
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,719,612)	$ 6,719,612
Fidelity Central Funds (cost $182,946)	182,946
Total Investments (cost $6,902,558)		$ 6,902,558
Cash		11,825
Receivable for investments sold		3,001
Receivable for fund shares sold		100,814
Interest receivable		3,465
Distributions receivable from Fidelity Central Funds		3
Prepaid expenses		24
Other receivables		10
Total assets		7,021,700

Liabilities
Payable for investments purchased
Regular delivery	$ 3,294
Delayed delivery	8,163
Payable for fund shares redeemed	68,889
Distributions payable	4
Accrued management fee	192
Other affiliated payables	53
Other payables and accrued expenses	41
Total liabilities		80,636

Net Assets		$ 6,941,064
Net Assets consist of:
Paid in capital		$ 6,940,935
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		130
Net Assets, for 6,939,300 shares outstanding		$ 6,941,064
Net Asset Value, offering price and redemption price per share ($6,941,064 ÷ 6,939,300 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended August 31, 2015 (Unaudited)
Investment Income
Interest		$ 2,299
Income from Fidelity Central Funds		123
Total income		2,422

Expenses
Management fee	$ 12,232
Transfer agent fees	4,178
Accounting fees and expenses	284
Custodian fees and expenses	33
Independent trustees' compensation	14
Registration fees	33
Audit	23
Legal	12
Miscellaneous	25
Total expenses before reductions	16,834
Expense reductions	(14,754)	2,080
Net investment income (loss)		342
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		191
Net increase in net assets resulting from operations		$ 533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 342	$ 685
Net realized gain (loss)	191	388
Net increase in net assets resulting from operations	533	1,073
Distributions to shareholders from net investment income	(342)	(681)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	8,996,492	18,656,929
Reinvestment of distributions	318	634
Cost of shares redeemed	(9,046,636)	(18,433,428)
Net increase (decrease) in net assets and shares resulting from share transactions	(49,826)	224,135
Total increase (decrease) in net assets	(49,635)	224,527
Net Assets
Beginning of period	6,990,699	6,766,172
End of period (including distributions in excess of net investment income of $1 and distributions in excess of net investment income of $1, respectively)	$ 6,941,064	$ 6,990,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity California Municipal Money Market Fund

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 F	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) G	-	-	-	-	-	-
Distributions from net investment income G	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	.49%A	.50%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.06%A	.06%	.11%	.19%	.19%	.32%
Expenses net of all reductions	.06%A	.06%	.11%	.19%	.19%	.32%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 6,941	$ 6,991	$ 6,766	$ 6,093	$ 5,461	$ 5,113

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.0005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax Cost	$ 6,902,558

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (61)

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $14,725.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $15.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management &
Research (Japan) Limited

Fidelity Management &
Research (Hong Kong) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CFS-SANN-1015
1.855639.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 23, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 23, 2015